Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	$ 18,856
Property and equipment, ending	31,881	$ 18,856
Point-of-sale terminals
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	1,412
Property and equipment, ending	1,880	1,412
Computer equipment
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	6,039
Property and equipment, ending	12,852	6,039
Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	1,174
Property and equipment, ending	1,406	1,174
Leasehold improvements
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	2,648
Property and equipment, ending	3,310	2,648
Right-of-use assets – Buildings
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	7,583
Property and equipment, ending	12,433	7,583
Cost
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	32,845	24,585
Acquisitions	22,120	7,475
Disposal	2,282
Acquisition through business combinations		617
Fully depreciated assets	1,565
Effect of movements in exchange rates	(748)	168
Property and equipment, ending	50,370	32,845
Cost | Point-of-sale terminals
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	3,632	2,949
Acquisitions	1,182	649
Disposal	0
Acquisition through business combinations		41
Fully depreciated assets	0
Effect of movements in exchange rates	(280)	(7)
Property and equipment, ending	4,534	3,632
Cost | Computer equipment
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	9,764	4,796
Acquisitions	10,810	4,452
Disposal	2,038
Acquisition through business combinations		446
Fully depreciated assets	945
Effect of movements in exchange rates	(228)	70
Property and equipment, ending	17,363	9,764
Cost | Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	1,742	1,181
Acquisitions	529	374
Disposal	24
Acquisition through business combinations		111
Fully depreciated assets	0
Effect of movements in exchange rates	(14)	76
Property and equipment, ending	2,233	1,742
Cost | Leasehold improvements
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	3,901	3,665
Acquisitions	1,223	253
Disposal	220
Acquisition through business combinations		19
Fully depreciated assets	196
Effect of movements in exchange rates	7	(36)
Property and equipment, ending	4,715	3,901
Cost | Right-of-use assets – Buildings
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	13,806	11,994
Acquisitions	8,376	1,747
Disposal	0
Acquisition through business combinations		0
Fully depreciated assets	424
Effect of movements in exchange rates	(233)	65
Property and equipment, ending	21,525	13,806
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(13,989)	(8,048)
Disposal	(2,136)
Fully depreciated assets	(1,565)
Depreciation	8,483	5,811
Effect of movements in exchange rates	282	(130)
Property and equipment, ending	(18,489)	(13,989)
Accumulated depreciation | Point-of-sale terminals
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(2,220)	(1,664)
Disposal	0
Fully depreciated assets	0
Depreciation	597	556
Effect of movements in exchange rates	163	0
Property and equipment, ending	(2,654)	(2,220)
Accumulated depreciation | Computer equipment
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(3,725)	(1,252)
Disposal	(2,036)
Fully depreciated assets	(945)
Depreciation	3,815	2,373
Effect of movements in exchange rates	48	(100)
Property and equipment, ending	(4,511)	(3,725)
Accumulated depreciation | Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(568)	(327)
Disposal	(13)
Fully depreciated assets	0
Depreciation	280	223
Effect of movements in exchange rates	8	(18)
Property and equipment, ending	(827)	(568)
Accumulated depreciation | Leasehold improvements
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(1,253)	(920)
Disposal	(87)
Fully depreciated assets	(196)
Depreciation	451	341
Effect of movements in exchange rates	16	8
Property and equipment, ending	(1,405)	(1,253)
Accumulated depreciation | Right-of-use assets – Buildings
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(6,223)	(3,885)
Disposal	0
Fully depreciated assets	(424)
Depreciation	3,340	2,318
Effect of movements in exchange rates	47	(20)
Property and equipment, ending	$ (9,092)	$ (6,223)